COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Operating costs	$ 602.2	$ 526.6
Royalties	44.8	43.8
Depreciation expense	216.0	240.5
Cost of sales	$ 863.0	$ 810.9